Property, plant and equipment	11 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

Cost	Leasehold improvements £000	Right of use assets £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2019	189	1,561	339	496	2,585
Additions	—	—	155	5	160
Disposals	—	—	(10)	(6)	(16)
Revaluation	—	—	—	1	1
At December 31, 2019	189	1,561	484	496	2,730
Accumulated depreciation
At February 1, 2019	(36)	(515)	(171)	(323)	(1,045)
Charge for the period	(65)	(272)	(101)	(86)	(524)
Disposals	—	—	—	6	6
At December 31, 2019	(101)	(787)	(272)	(403)	(1,563)
Net book value
At February 1, 2019	153	1,046	168	173	1,540
At December 31, 2019	88	774	212	93	1,167

Cost (As adjusted*)	Leasehold improvements £000	Right of use assets £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2018	189	1,561	299	486	2,535
Additions	—	—	62	57	119
Disposals	—	—	(22)	(52)	(74)
Revaluation	—	—	—	5	5
At January 31, 2019	189	1,561	339	496	2,585
Accumulated depreciation
At February 1, 2018	(2)	(180)	(36)	(249)	(467)
Charge for the year	(34)	(335)	(156)	(119)	(644)
Disposals	—	—	21	47	68
Revaluation	—	—	—	(2)	(2)
At January 31, 2019	(36)	(515)	(171)	(323)	(1,045)
Net book value
At February 1, 2018	187	1,380	263	237	2,067
At January 31, 2019	153	1,046	168	173	1,540

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'